Basis of preparation	12 Months Ended
Nov. 30, 2019
Text block [abstract]
Basis of preparation
1.	Basis of preparation
Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on February
24
, 2020.
Basis of measurement
The Company’s consolidated financial statements have been prepared on a going concern and historical cost bas
i
s, except for bonds and money market funds, derivative financial assets, liabilities related to cash-settled
share-based arrangements and derivative financial liabilities, which are measured at fair value.
Equity-classified
share-based payment arrangements are measured at fair value at grant date pursuant to IFRS 2,
Share-based Payment
.
The methods used to measure fair value are discussed further in Note 2
4
.
Functional and presentation currency
The Company’s functional currency is the United States dollar (“USD”). Prior to the issuance of these annual consolidated financial statements, the presentation currency was the Canadian dollar (“CAD”). In 2019, management decided to change the presentation currency from the CAD to the USD to better reflect the market the Company operates in, and this change was applied retrospectively, resulting in the recast of comparative information. As such, these consolidated financial statements are now presented in USD, together with the comparative numbers as at November 30, 2018. The Company has also presented an opening consolidated statement of financial position as at December 1, 2017 in USD, which has been derived from the consolidated financial statements as at and for the year ended November 30, 2017.
All financial information presented in USD has been rounded to the nearest thousand.
Initial application of new or amended accounting standards
Amendments to IFRS 3,
Business Combinations
(Definition of a Business) (“IFRS 3”)
On October 22, 2018, the IASB issued amendments to IFRS 3 that seek to clarify whether a transaction results in an asset or a business acquisition. The amendments apply to businesses acquired in annual reporting periods beginning on or after January 1, 2020. Early application is permitted. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others.
The amendments include an election to use a concentration test. This is a simplified assessment that results in an asset acquisition if substantially all of the fair value of the gross assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If a preparer chooses not to apply the concentration test, or the test is failed, then the assessment focuses on the existence of a substantive process. The Company early adopted the amendments with a date of initial application of December 1, 2018 and applied the amendment in connection with the acquisition of the
oncology platform (Note 12).
IFRS 9,
Financial Instruments
(“IFRS 9”)
The Company adopted all of the requirements of IFRS 9 with a date of initial application of December 1, 2018. IFRS 9 does not require restatement of comparative periods. This standard establishes principles for the financial reporting classification and measurement of financial assets and financial liabilities. This standard also incorporates a new hedging model which increases the scope of hedged items eligible for hedge accounting and aligns hedge accounting more closely with risk management. This standard also amends the impairment model by introducing a new “expected credit loss” model for calculating impairment. This new standard increases required disclosures about an entity’s risk management strategy, cash flows from hedging activities and the impact of hedge accounting on the consolidated financial statements.
IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39,
Financial Instruments: Recognition and Measurement
(“IAS 39”). The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial assets. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9.

The following summarizes the classification and measurement changes for the Company’s non-derivative
and derivative financial assets and financial liabilities as a result of the adoption of IFRS 9.

	IAS 39	IFRS 9

Financial assets:
Cash	Loans and receivables	Amortized cost
Bonds	Available for sale	Fair value through other comprehensive income

Money market funds	Available for sale	Fair value through profit or loss

Trade and other receivables	Loans and receivables	Amortized cost
Non-hedge derivative financial assets	Fair value through profit or loss	Fair value through profit or loss

Financial liabilities:
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Convertible unsecured senior notes	Other financial liabilities	Amortized cost
Long-term obligations	Other financial liabilities	Amortized cost
The accounting for these instruments and the line item in which they are included in the consolidated
statement of financial position were unaffected by the adoption of IFRS 9, except for money market funds for which fair value was measured through other comprehensive income under IAS 39 and is now measured through profit or loss under IFRS 9. The impact of this change was not material to the consolidated financial statements.
The new expected credit loss (“ECL”) impairment model applies to financial assets measured at amortized cost and debt investments at fair value through other comprehensive income (“FVOCI”). The Company has determined that the application of IFRS 9’s impairment requirements as at December 1, 2018 results in no adjustment for the allowance for impairment on trade and other receivables. Over 97% of the Company’s revenue is attributable to sales transactions with one customer: RxCrossroads (see Note
s 4 and
26). As at December 1, 201
7
,
November 30, 2018,
and November 30, 2019, none of the trade and other receivables were overdue and the total allowance for impairment of receivables recorded during the period was nil.
IFRS 15,
Revenue from Contracts with Customers
(“IFRS 15”)
IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces IAS 18,
Revenue, IAS 11
, Construction Contracts
,
and related interpretations. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. The Company has adopted IFRS 15 using the modified retrospective method without practical expedients, with the effect on initially applying this standard recognized at the date of initial application of December 1, 2018. Accordingly, the information presented for 2018 has not been restated. The adoption of the standard did not have a material impact on the financial statements.

Use of estimates and judgments
The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting year.
Judgments in applying accounting policies
Information about critical judgments in applying accounting policies and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements is noted below.
Milestone payments related to Trogarzo
®
The commercialization rights related to Trogarzo
®
are subject to additional cash-based milestone payments based on the attainment of commercial milestones, including development, launch and sales milestones. Milestone payments will be accrued and recorded in the cost of intangible assets when it is probable that they will be achieved. The determination of probability of paying the milestones is subject to judgment. In order to demonstrate that the commercial milestone payment is probable, the following are taken into consideration: product approval; product launch; and approved development plan. In addition, there should be a sufficient history of sales to have reasonable expectation that the commercial milestone payments related to the sales milestone will be reached.
Contingent consideration related to oncology platform
The purchase consideration for the oncology platform (note 12) includes additional milestone payments based on the attainment of commercial milestones that will be settled though the issuance of the Company’s shares, which represent a transaction in the scope of IFRS 2. Accordingly, the fair value of the oncology platform at the date of acquisition incorporates management’s judgement as to the probability of attaining the share-based milestones as well as the expected timing of the attainment of the milestones.

Convertible senior unsecured notes
The determination of the fair value of the liability component of a convertible instrument was at time of issuance based on the estimated interest rate that the Company could obtain for a similar debt instrument without a conversion option.
Key sources of estimation uncertainty
Key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are as follows.
Sales promotional programs
Management uses judgment in estimating provisions for sale deductions such as cash discounts, allowances, returns, rebates, chargebacks and distribution fees (see Notes 2 (Revenue recognition) and 4 for additional information).
Other
Other areas of judgment and uncertainty are related to the estimation of accruals for clinical trial expenses, the recoverability of inventories, the measurement and recoverability of intangible assets, the measurement of derivative financial assets, and the measurement of share-based arrangements.
Reported amounts and note disclosures reflect the overall economic conditions that are most likely to occur and the anticipated measures management intends to take. Actual results could differ from those estimates.
The above estimates and assumptions are reviewed regularly. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.